Jan-31-07 02:58pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-133 P.002/002 F-550

[redacted]

07042705

CIK 1387637

NYSE Group

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhok@nyse.com

CERTNYS

1- 33586

January 31, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
FEB 0 1 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Select Asset Inc., Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1, Class A-1 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 31, 2007. Tentative listing date – Not yet determined.

Sincerely,

Parag Madhok